Related Parties Balances and Transactions (Income From or Expenses to Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Income:
Sales	$ 251	$ 289
Costs and expenses:
Financing expense	$ 24	$ 27